Contingencies, Commitments, and Responsibilities (Tables)	12 Months Ended
Dec. 31, 2019
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Schedule of Bank and Its Subsidiaries are Contractually Obliged to Grant Loans

The following table contains the amounts for which the Bank and its subsidiaries are contractually obliged to grant loans together with the relevant provisions:

	As of December 31,
	2019	2018
	MCh$	MCh$
Collateral and guarantees	548,521	411,023
Confirmed foreign letters of credit	509	—
Letters of credit issued	97,553	95,476
Documented guarantees	1,501,957	1,286,805
Available on demand credit lines	2,623,744	2,143,333
Other credit commitments	1,167,802	1,447,277
Totals	5,940,086	5,383,914

Schedule of Responsibilities Arising From the Regular Course of Business

The Bank and its subsidiaries have the following responsibilities arising from their regular course of business:

	As of December 31,
	2019	2018
	MCh$	MCh$
Third party operations
Collections	17,985	17,030
Transferred financial assets managed by the Bank	1,200,155	1,101,327
Third party funds under management	2,541,495	2,306,154
Subtotals	3,759,635	3,424,511
Custody of securities
Securities held in custody	5,229,078	5,896,162
Securities held in custody deposited in other entities	—	315,347
Securities issued by the Bank held in custody	131,648	148,193
Subtotals	5,360,726	6,359,702
Totals	9,120,361	9,784,213

Schedule of Policies

Entity	From	To	Amount (UF)	Beneficiary
Consorcio Nacional de Seguros S.A.	04-12-2019	04-12-2020	60,000 and 500	Itaú Corredores de Seguros S.A.

Schedule of Performance Bond

Entity	From	To	Amount (UF)	Beneficiary
Itaú Corpbanca Chile	04-23-2019	04-23-2020	16,000	Bolsa Electrónica de Chile
Mapfre Compañía de Seguros S.A	04-23-2019	04-23-2020	4,000	Bolsa de Comercio de Santiago
Itaú Corpbanca Chile	04-23-2019	04-23-2020	10,000	Comisión para el Mercado Financiero

Schedule of Comprehensive Insurance Policy

Amounts recorded with respect to the comprehensive insurance policy are as follows:

Entity	From	To	Amount (UF)	Beneficiary
Orión Seguros Generales S.A	05-29-2019	05-31-2020	5,000 and 10,000	Bolsa Electrónica de Chile

Schedule of Guarantee Slips and Beneficiaries

Entity	From	To	Amount (UF)	Amount (MCh$)	Beneficiary
Banco Santander Chile	06-02-2017	08-31-2021	15,000	—	Corporación de Fomento de la Producción CORFO
Banco Santander Chile	08-14-2017	08-30-2021	500	—	Corporación de Fomento de la Producción CORFO
Itaú Corpbanca	06-27-2019	07-01-2020	—	50	Ferrocarriles del Estado